Allowance for Loan Losses on Loans Not Covered (Detail) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Allowance for loan losses:
Ending balance	$ 8,189,895	$ 9,369,837
Loans:
Ending balance	436,966,775	430,359,086
Non Covered Loans
Allowance for loan losses:
Beginning balance	9,369,837	9,797,095	9,331,612
Charge-offs	(4,530,784)	(2,248,523)	(5,407,747)
Recoveries	50,842	121,265	73,230
Provision	3,300,000	1,700,000	5,800,000
Ending balance	8,189,895	9,369,837	9,797,095
Ending balance: individually evaluated for impairment		1,229,613
Loans:
Ending balance	436,966,775	430,359,086
Ending balance: individually evaluated for impairment	17,823,851	20,149,236
Residential Real Estate 1-4 Family | Non Covered Loans
Allowance for loan losses:
Beginning balance	633,364	1,023,078
Charge-offs	(1,180,899)	(600,210)
Recoveries	3,881	63,310
Provision	1,423,508	147,186
Ending balance	879,854	633,364
Loans:
Ending balance	105,514,544	98,844,828
Ending balance: individually evaluated for impairment	2,500,824	5,854,706
Commercial Real Estate | Non Covered Loans
Allowance for loan losses:
Beginning balance	5,972,310	6,103,391
Charge-offs	(2,824,917)	(957,064)
Recoveries	359
Provision	2,332,380	825,983
Ending balance	5,480,132	5,972,310
Ending balance: individually evaluated for impairment		1,162,795
Loans:
Ending balance	251,379,010	252,037,202
Ending balance: individually evaluated for impairment	12,469,240	10,226,833
Commercial | Non Covered Loans
Allowance for loan losses:
Beginning balance	821,830	623,479
Charge-offs	(408,314)	(517,435)
Recoveries	41,473	36,756
Provision	256,605	679,030
Ending balance	711,594	821,830
Ending balance: individually evaluated for impairment		66,818
Loans:
Ending balance	16,596,833	17,612,661
Ending balance: individually evaluated for impairment	2,847,862	2,490,107
Real Estate Construction | Non Covered Loans
Allowance for loan losses:
Beginning balance	1,065,512	1,236,169
Charge-offs	(28,919)	(21,822)
Recoveries		159
Provision	(749,464)	(148,994)
Ending balance	287,129	1,065,512
Loans:
Ending balance	45,369,190	41,726,520
Ending balance: individually evaluated for impairment	5,925	1,577,590
Consumer And Other | Non Covered Loans
Allowance for loan losses:
Beginning balance	48,276	79,149
Charge-offs	(87,735)	(151,992)
Recoveries	5,129	21,040
Provision	113,957	100,079
Ending balance	79,627	48,276
Loans:
Ending balance	18,107,198	20,137,875
Unallocated | Non Covered Loans
Allowance for loan losses:
Beginning balance	828,545	731,829
Provision	(76,986)	96,716
Ending balance	$ 751,559	$ 828,545